Property And Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property And Equipment Details
Vehicles	$ 29,598	$ 29,598	$ 29,598
Furniture and Equipment	45,322	41,422	42,538
Personal computer book value	17,901	17,901	2,379
Subtotal	92,821	88,921	74,515
Less Accumulated Depreciation	62,702	54,641	38,834
Total	$ 30,119	$ 34,280	$ 35,681